F/m 3-Year Investment Grade Corporate Bond ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

CORPORATE BONDS - 98.5%	Par	Value
Administrative and Support and Waste Management and Remediation Services - 0.3%
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	46,000	$44,888

Communications - 3.2%
Alphabet, Inc., 0.80%, 08/15/2027	50,000	44,357
AT&T, Inc., 2.30%, 06/01/2027	48,000	44,128
Comcast Corp., 2.35%, 01/15/2027	48,000	44,782
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	47,000	44,484
Expedia Group, Inc., 4.63%, 08/01/2027	46,000	45,044
Meta Platforms, Inc., 3.50%, 08/15/2027	47,000	45,057
Paramount Global, 2.90%, 01/15/2027	49,000	45,124
Rogers Communications, Inc., 3.20%, 03/15/2027	47,000	44,496
TELUS Corp., 2.80%, 02/16/2027	48,000	44,917
T-Mobile USA, Inc., 3.75%, 04/15/2027	47,000	45,074
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	47,000	44,478
Verizon Communications, Inc., 4.13%, 03/16/2027	46,000	44,800
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	47,000	44,571
		581,312

Consumer Discretionary - 9.4%
Amazon.com, Inc., 3.15%, 08/22/2027	47,000	44,545
AutoNation, Inc., 3.80%, 11/15/2027	47,000	44,073
AutoZone, Inc., 3.75%, 06/01/2027	45,000	43,205
BMW US Capital LLC, 4.90%, 04/02/2027 (a)	44,000	43,784
BorgWarner, Inc., 2.65%, 07/01/2027	48,000	44,343
Cintas Corp. No 2, 3.70%, 04/01/2027	46,000	44,456
Darden Restaurants, Inc., 3.85%, 05/01/2027	47,000	45,018
DR Horton, Inc., 1.40%, 10/15/2027	51,000	45,159
eBay, Inc., 3.60%, 06/05/2027	47,000	44,988
ERAC USA Finance LLC, 3.30%, 12/01/2026 (a)	47,000	44,853
General Motors Financial Co., Inc., 5.00%, 04/09/2027	45,000	44,507
Harley-Davidson Financial Services, Inc., 3.05%, 02/14/2027 (a)	48,000	44,834
Hasbro, Inc., 3.50%, 09/15/2027	47,000	44,109
Home Depot, Inc., 2.80%, 09/14/2027	47,000	43,962
Honda Motor Co. Ltd., 2.53%, 03/10/2027	48,000	44,881
Hyatt Hotels Corp., 5.75%, 01/30/2027	44,000	44,391
Hyundai Capital America, 5.25%, 01/08/2027 (a)	44,000	43,724
Las Vegas Sands Corp., 5.90%, 06/01/2027	44,000	44,144
Lear Corp., 3.80%, 09/15/2027	47,000	44,843
Leggett & Platt, Inc., 3.50%, 11/15/2027	49,000	44,508
Leland Stanford Junior University, 1.29%, 06/01/2027	50,000	45,042
Lennar Corp., 4.75%, 11/29/2027	45,000	44,445
Lowe's Cos., Inc., 3.10%, 05/03/2027	47,000	44,530
Marriott International, Inc./MD, 5.00%, 10/15/2027	44,000	43,758
Masco Corp., 3.50%, 11/15/2027	47,000	44,263
McDonald's Corp., 3.50%, 07/01/2027	47,000	44,843
Meritage Homes Corp., 5.13%, 06/06/2027	45,000	44,235
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	44,196	44,238
NIKE, Inc., 2.75%, 03/27/2027	47,000	44,339
O'Reilly Automotive, Inc., 3.60%, 09/01/2027	46,000	43,747
PulteGroup, Inc., 5.00%, 01/15/2027	47,000	46,582
Snap-on, Inc., 3.25%, 03/01/2027	46,000	44,046
Southwest Airlines Co., 5.13%, 06/15/2027	45,000	44,715
Starbucks Corp., 4.85%, 02/08/2027	44,000	43,719
Tapestry, Inc., 4.13%, 07/15/2027	46,000	43,824
Toll Brothers Finance Corp., 4.88%, 03/15/2027	45,000	44,231
Toyota Motor Credit Corp., 3.05%, 03/22/2027	47,000	44,539
VF Corp., 2.80%, 04/23/2027	50,000	45,322
		1,688,745

Consumer Staples - 7.9%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (a)	47,000	44,586
BAT Capital Corp., 3.56%, 08/15/2027	47,000	44,526
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	47,000	44,729
Campbell Soup Co., 5.20%, 03/19/2027	44,000	44,024
Cargill, Inc., 3.63%, 04/22/2027 (a)	47,000	45,240
Church & Dwight Co., Inc., 3.15%, 08/01/2027	47,000	44,489
Clorox Co., 3.10%, 10/01/2027	48,000	45,061
Coca-Cola Co., 1.45%, 06/01/2027	49,000	44,475
Colgate-Palmolive Co., 3.10%, 08/15/2027	47,000	44,681
Conopco, Inc., 7.25%, 12/15/2026	42,000	44,080
Constellation Brands, Inc., 4.35%, 05/09/2027	45,000	43,915
Costco Wholesale Corp., 1.38%, 06/20/2027	49,000	44,207
Dollar General Corp., 3.88%, 04/15/2027	47,000	45,259
Estee Lauder Cos., Inc., 3.15%, 03/15/2027	47,000	44,826
General Mills, Inc., 3.20%, 02/10/2027	47,000	44,654
Hormel Foods Corp., 4.80%, 03/30/2027	45,000	44,788
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 01/15/2027	48,000	44,202
Kellanova, 3.40%, 11/15/2027	47,000	44,317
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	44,000	43,881
Kimberly-Clark Corp., 1.05%, 09/15/2027	50,000	44,106
Kraft Heinz Foods Co., 3.88%, 05/15/2027	47,000	45,464
Kroger Co., 3.70%, 08/01/2027	47,000	45,113
McCormick & Co., Inc., 3.40%, 08/15/2027	47,000	44,529
Mondelez International, Inc., 2.63%, 03/17/2027	48,000	44,892
PepsiCo, Inc., 3.00%, 10/15/2027	48,000	45,202
Philip Morris International, Inc., 5.13%, 11/17/2027	44,000	43,910
Procter & Gamble Co., 1.90%, 02/01/2027	48,000	44,544
Smithfield Foods, Inc., 4.25%, 02/01/2027 (a)	47,000	45,057
Sysco Corp., 3.25%, 07/15/2027	47,000	44,379
Target Corp., 1.95%, 01/15/2027	48,000	44,644
Tyson Foods, Inc., 3.55%, 06/02/2027	47,000	44,702
Walmart, Inc., 3.95%, 09/09/2027	45,000	43,850
		1,426,332

Energy - 8.6%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/2026	48,000	44,358
Boardwalk Pipelines LP, 4.45%, 07/15/2027	46,000	44,722
BP Capital Markets PLC, 3.28%, 09/19/2027	47,000	44,446
Canadian Natural Resources Ltd., 3.85%, 06/01/2027	45,000	43,160
Cenovus Energy, Inc., 4.25%, 04/15/2027	45,000	43,721
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	44,000	43,647
Chevron Corp., 2.00%, 05/11/2027	48,000	44,227
Coterra Energy, Inc., 3.90%, 05/15/2027	47,000	45,091
DCP Midstream Operating LP, 5.63%, 07/15/2027	44,000	44,413
Devon Energy Corp., 5.25%, 10/15/2027	44,000	43,750
Diamondback Energy, Inc., 5.20%, 04/18/2027	44,000	43,906
Enbridge, Inc., 5.25%, 04/05/2027	44,000	43,905
Energy Transfer LP, 6.05%, 12/01/2026	42,000	42,534
Eni USA, Inc., 7.30%, 11/15/2027	42,000	44,323
Enterprise Products Operating LLC, 4.60%, 01/11/2027	44,000	43,513
EQT Corp., 3.90%, 10/01/2027	47,000	44,733
Equinor ASA, 3.00%, 04/06/2027	47,000	44,600
Exxon Mobil Corp., 3.29%, 03/19/2027	47,000	45,260
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	48,000	45,085
Hess Corp., 4.30%, 04/01/2027	46,000	44,777
HF Sinclair Corp., 6.38%, 04/15/2027 (a)	45,000	45,333
Marathon Oil Corp., 4.40%, 07/15/2027	46,000	44,979
Marathon Petroleum Corp., 5.13%, 12/15/2026	45,000	44,726
MPLX LP, 4.13%, 03/01/2027	46,000	44,570
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	46,000	44,805
Occidental Petroleum Corp., 8.50%, 07/15/2027	41,000	43,906
ONEOK, Inc., 4.00%, 07/13/2027	45,000	43,317
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026	44,000	43,011
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	45,000	44,625
Targa Resources Corp., 5.20%, 07/01/2027	44,000	43,831
TC PipeLines LP, 3.90%, 05/25/2027	47,000	44,941
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/2027	42,000	43,825
Transcanada Trust, 5.30% to 03/15/2027 then 3 mo. LIBOR US + 3.21%, 03/15/2077 (b)	47,000	43,672
Valero Energy Corp., 2.15%, 09/15/2027	49,000	44,338
Williams Cos., Inc., 3.75%, 06/15/2027	47,000	44,931
		1,548,981

Financials - 29.0%
Air Lease Corp., 2.20%, 01/15/2027	49,000	45,070
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	45,000	43,316
Allstate Corp., 3.28%, 12/15/2026	47,000	44,755
Ally Financial, Inc., 7.10%, 11/15/2027	42,000	43,703
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	45,000	43,578
American Express Credit Corp., 3.30%, 05/03/2027	47,000	44,935
American Tower Corp., 2.75%, 01/15/2027	48,000	45,028
Andrew W Mellon Foundation, 0.95%, 08/01/2027	50,000	44,328
Aon North America, Inc., 5.13%, 03/01/2027	44,000	43,872
Arch Capital Finance LLC, 4.01%, 12/15/2026	45,000	43,467
Ares Capital Corp., 7.00%, 01/15/2027	43,000	43,932
Athene Global Funding, 5.52%, 03/25/2027 (a)	44,000	43,905
AvalonBay Communities, Inc., 3.35%, 05/15/2027	47,000	44,707
Aviation Capital Group LLC, 3.50%, 11/01/2027 (a)	47,000	43,883
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (a)	50,000	44,686
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	44,000	43,495
Bank of Montreal, 2.65%, 03/08/2027	48,000	44,899
Bank of New York Mellon Corp., 5.80% to 10/25/2027 then SOFR + 1.80%, 10/25/2028	43,000	43,782
Bank of Nova Scotia/The, 5.35%, 12/07/2026	43,000	42,974
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	47,000	43,984
BlackRock, Inc., 3.20%, 03/15/2027	47,000	45,013
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/2027 (a)	43,000	43,864
Blackstone Private Credit Fund, 2.63%, 12/15/2026	48,000	43,840
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	49,000	44,197
Blue Owl Capital Corp., 2.63%, 01/15/2027	48,000	43,907
Blue Owl Capital Corp. III, 3.13%, 04/13/2027	49,000	44,714
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	42,000	43,498
Blue Owl Technology Finance Corp., 2.50%, 01/15/2027	49,000	44,067
Brighthouse Financial, Inc., 3.70%, 06/22/2027	46,000	43,569
Brixmor Operating Partnership LP, 3.90%, 03/15/2027	47,000	44,922
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	47,000	44,853
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	47,000	45,055
Capital One Financial Corp., 4.93% to 05/10/2027 then SOFR + 2.06%, 05/10/2028	45,000	44,294
Cboe Global Markets, Inc., 3.65%, 01/12/2027	45,000	43,464
Charles Schwab Corp., 2.45%, 03/03/2027	48,000	44,600
Citadel LP, 4.88%, 01/15/2027 (a)	46,000	44,711
CNA Financial Corp., 3.45%, 08/15/2027	47,000	44,396
Commonwealth Bank of Australia, 2.55%, 03/14/2027 (a)	48,000	44,921
Corebridge Financial, Inc., 3.65%, 04/05/2027	47,000	44,882
Crown Castle, Inc., 3.65%, 09/01/2027	47,000	44,571
Digital Realty Trust LP, 3.70%, 08/15/2027	47,000	44,743
Discover Financial Services, 4.10%, 02/09/2027	47,000	45,167
Eaton Vance Corp., 3.50%, 04/06/2027	47,000	44,891
Empower Finance 2020 LP, 1.36%, 09/17/2027 (a)	50,000	43,996
EPR Properties, 4.50%, 06/01/2027	45,000	42,852
Equinix, Inc., 1.80%, 07/15/2027	15,000	13,476
Equitable Financial Life Global Funding, 1.40%, 08/27/2027 (a)	51,000	44,823
ERP Operating LP, 3.25%, 08/01/2027	47,000	44,299
Essex Portfolio LP, 3.63%, 05/01/2027	47,000	44,856
F&G Global Funding, 2.30%, 04/11/2027 (a)	49,000	44,000
Federal Realty OP LP, 3.25%, 07/15/2027	48,000	45,130
Fiserv, Inc., 2.25%, 06/01/2027	49,000	44,935
FS KKR Capital Corp., 3.25%, 07/15/2027	49,000	44,462
GATX Corp., 5.40%, 03/15/2027	44,000	43,996
Global Payments, Inc., 2.15%, 01/15/2027	49,000	45,184
Goldman Sachs BDC, Inc., 6.38%, 03/11/2027	44,000	44,350
Goldman Sachs Group, Inc., 3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028	47,000	44,823
Golub Capital BDC, Inc., 2.05%, 02/15/2027	49,000	43,949
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027 (a)	41,000	42,555
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	46,000	43,388
Healthpeak OP LLC, 1.35%, 02/01/2027	50,000	45,153
Hercules Capital, Inc., 3.38%, 01/20/2027	48,000	44,242
Highwoods Realty LP, 3.88%, 03/01/2027	48,000	45,334
Jackson Financial, Inc., 5.17%, 06/08/2027	45,000	44,523
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	42,000	41,349
Kimco Realty OP LLC, 3.80%, 04/01/2027	47,000	45,194
Lazard Group LLC, 3.63%, 03/01/2027	46,000	43,799
Lincoln National Corp., 3.63%, 12/12/2026	47,000	44,891
LPL Holdings, Inc., 5.70%, 05/20/2027	44,000	44,118
M&T Bank Corp., 4.55% to 08/16/2027 then SOFR + 1.78%, 08/16/2028	47,000	44,919
Macquarie Bank Ltd., 5.39%, 12/07/2026 (a)	44,000	44,058
Manulife Financial Corp., 2.48%, 05/19/2027	48,000	44,670
Markel Group, Inc., 3.50%, 11/01/2027	47,000	44,470
Mastercard, Inc., 3.30%, 03/26/2027	47,000	45,011
Mercury General Corp., 4.40%, 03/15/2027	47,000	45,321
Mid-America Apartments LP, 3.60%, 06/01/2027	47,000	44,966
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	45,000	43,514
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	44,000	43,856
New York Life Global Funding, 4.90%, 04/02/2027 (a)	44,000	43,784
NNN REIT, Inc., 3.50%, 10/15/2027	48,000	45,247
Northern Trust Corp., 4.00%, 05/10/2027	45,000	43,783
Northwestern Mutual Global Funding, 5.07%, 03/25/2027 (a)	45,000	45,000
Oaktree Specialty Lending Corp., 2.70%, 01/15/2027	48,000	43,549
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	47,000	45,409
ORIX Corp., 5.00%, 09/13/2027	45,000	44,623
PayPal Holdings, Inc., 3.90%, 06/01/2027	46,000	44,526
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.40%, 07/01/2027 (a)	46,000	44,772
Principal Life Global Funding II, 5.00%, 01/16/2027 (a)	44,000	43,769
Progressive Corp., 2.50%, 03/15/2027	47,000	43,862
Prologis LP, 2.13%, 04/15/2027	48,000	44,217
Prudential Financial, Inc., 4.50% to 09/15/2027 then 3 mo. LIBOR US + 2.38%, 09/15/2047 (b)	47,000	44,271
Public Storage Operating Co., 3.09%, 09/15/2027	47,000	44,169
Radian Group, Inc., 4.88%, 03/15/2027	45,000	43,839
Realty Income Corp., 3.00%, 01/15/2027	47,000	44,374
Regency Centers LP, 3.60%, 02/01/2027	47,000	45,102
Reliance Standard Life Global Funding II, 4.93%, 09/01/2027 (a)	45,000	44,161
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027	46,000	43,498
RGA Global Funding, 2.00%, 11/30/2026 (a)	48,000	44,045
Royal Bank of Canada, 6.00%, 11/01/2027	43,000	44,056
Sammons Financial Group, Inc., 4.45%, 05/12/2027 (a)	47,000	45,010
Santander Holdings USA, Inc., 4.40%, 07/13/2027	45,000	43,435
Scentre Group Trust 1 / Scentre Group Trust 2, 3.75%, 03/23/2027 (a)	47,000	44,926
Simon Property Group LP, 3.38%, 06/15/2027	47,000	44,721
SITE Centers Corp., 4.70%, 06/01/2027	45,000	44,632
State Street Corp., 4.99%, 03/18/2027	44,000	43,917
Sumitomo Mitsui Financial Group, Inc., 3.36%, 07/12/2027	47,000	44,517
Tanger Properties LP, 3.88%, 07/15/2027	46,000	43,376
Truist Financial Corp., 4.12% to 06/06/2027 then SOFR + 1.37%, 06/06/2028	45,000	43,235
UDR, Inc., 3.50%, 07/01/2027	47,000	44,303
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	46,000	44,769
Ventas Realty LP, 3.85%, 04/01/2027	47,000	45,066
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	45,000	43,254
Visa, Inc., 1.90%, 04/15/2027	48,000	44,211
WEA Finance LLC, 2.88%, 01/15/2027 (a)	48,000	44,368
Welltower OP LLC, 2.70%, 02/15/2027 (c)	48,000	45,047
Westpac Banking Corp., 5.46%, 11/18/2027	44,000	44,566
Weyerhaeuser Co., 6.95%, 10/01/2027	42,000	44,108
Willis North America, Inc., 4.65%, 06/15/2027	44,000	43,078
		5,195,495

Health Care - 7.7%
Abbott Laboratories, 3.75%, 11/30/2026	47,000	45,710
AbbVie, Inc., 4.80%, 03/15/2027	44,000	43,736
Amgen, Inc., 2.20%, 02/21/2027	48,000	44,384
Astrazeneca Finance LLC, 4.80%, 02/26/2027	44,000	43,756
Baxter International, Inc., 1.92%, 02/01/2027	49,000	44,728
Becton Dickinson & Co., 3.70%, 06/06/2027	47,000	45,001
Bio-Rad Laboratories, Inc., 3.30%, 03/15/2027	47,000	44,416
Bristol-Myers Squibb Co., 4.90%, 02/22/2027	44,000	43,856
Cardinal Health, Inc., 3.41%, 06/15/2027	47,000	44,624
Cigna Group, 3.40%, 03/01/2027	46,000	43,905
CommonSpirit Health, 6.07%, 11/01/2027	43,000	44,041
CSL Finance PLC, 3.85%, 04/27/2027 (a)	47,000	45,156
CVS Health Corp., 1.30%, 08/21/2027	50,000	44,097
Eli Lilly & Co., 4.50%, 02/09/2027	45,000	44,537
Gilead Sciences, Inc., 2.95%, 03/01/2027	47,000	44,510
HCA, Inc., 4.50%, 02/15/2027	45,000	43,917
Humana, Inc., 1.35%, 02/03/2027	50,000	45,091
Johnson & Johnson, 0.95%, 09/01/2027	50,000	44,334
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	47,000	44,846
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	47,000	44,767
Merck & Co., Inc., 1.70%, 06/10/2027	49,000	44,600
Novartis Capital Corp., 2.00%, 02/14/2027	48,000	44,631
Pfizer, Inc., 3.00%, 12/15/2026	47,000	44,835
Royalty Pharma PLC, 1.75%, 09/02/2027	50,000	44,621
Smith & Nephew PLC, 5.15%, 03/20/2027	44,000	43,802
Solventum Corp., 5.45%, 02/25/2027 (a)	44,000	43,932
SSM Health Care Corp., 3.82%, 06/01/2027	45,000	43,274
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	44,000	43,930
UnitedHealth Group, Inc., 2.95%, 10/15/2027	48,000	44,934
Viatris, Inc., 2.30%, 06/22/2027	48,000	43,572
Zoetis, Inc., 3.00%, 09/12/2027	47,000	43,925
		1,375,468

Industrials - 9.6%
3M Co., 2.88%, 10/15/2027	48,000	44,584
AGCO Corp., 5.45%, 03/21/2027	44,000	43,954
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	47,000	44,421
Amphenol Corp., 5.05%, 04/05/2027	44,000	43,894
Boeing Co., 5.04%, 05/01/2027	46,000	44,956
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	47,000	44,814
Canadian Pacific Railway Co., 1.75%, 12/02/2026	48,000	44,072
Carrier Global Corp., 2.49%, 02/15/2027	48,000	44,687
Caterpillar Financial Services Corp., 5.00%, 05/14/2027	44,000	44,053
CNH Industrial NV, 3.85%, 11/15/2027	46,000	44,050
CSX Corp., 3.25%, 06/01/2027	47,000	44,614
Eaton Corp., 3.10%, 09/15/2027	47,000	44,273
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	44,000	44,024
Emerson Electric Co., 1.80%, 10/15/2027	50,000	45,307
General Dynamics Corp., 3.50%, 04/01/2027	47,000	45,157
Hexcel Corp., 4.20%, 02/15/2027	47,000	45,106
Honeywell International, Inc., 1.10%, 03/01/2027	49,000	44,290
Howmet Aerospace, Inc., 5.90%, 02/01/2027	44,000	44,467
Hubbell, Inc., 3.15%, 08/15/2027	48,000	45,114
Ingersoll Rand, Inc., 5.20%, 06/15/2027	44,000	44,001
John Deere Capital Corp., 4.15%, 09/15/2027	45,000	43,927
Keysight Technologies, Inc., 4.60%, 04/06/2027	45,000	44,127
L3Harris Technologies, Inc., 5.40%, 01/15/2027	43,000	43,127
Lennox International, Inc., 1.70%, 08/01/2027	50,000	44,724
Lockheed Martin Corp., 5.10%, 11/15/2027	44,000	44,223
Norfolk Southern Corp., 7.80%, 05/15/2027	41,000	43,966
Northrop Grumman Corp., 3.20%, 02/01/2027	47,000	44,793
Otis Worldwide Corp., 2.29%, 04/05/2027	48,000	44,538
PACCAR Financial Corp., 5.00%, 05/13/2027	44,000	44,134
Parker-Hannifin Corp., 4.25%, 09/15/2027	45,000	43,745
Republic Services, Inc., 3.38%, 11/15/2027	47,000	44,503
RTX Corp., 3.50%, 03/15/2027	46,000	44,046
Ryder System, Inc., 2.85%, 03/01/2027	47,000	44,132
Textron, Inc., 3.65%, 03/15/2027	47,000	44,907
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/2027 (a)	47,000	44,478
Tyco Electronics Group SA, 3.13%, 08/15/2027	47,000	44,274
Union Pacific Corp., 2.15%, 02/05/2027	48,000	44,572
United Parcel Service, Inc., 3.05%, 11/15/2027	47,000	44,129
Waste Management, Inc., 3.15%, 11/15/2027	47,000	44,300
		1,730,483

Information Technology - 0.3%
VeriSign, Inc., 4.75%, 07/15/2027	46,000	45,115

Materials - 6.9%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	48,000	44,025
Albemarle Corp., 4.65%, 06/01/2027	44,000	43,071
ArcelorMittal SA, 6.55%, 11/29/2027	42,000	43,395
Bayport Polymers LLC, 4.74%, 04/14/2027 (a)	47,000	45,052
Berry Global, Inc., 1.65%, 01/15/2027	50,000	45,360
Celanese US Holdings LLC, 6.17%, 07/15/2027	43,000	43,585
CF Industries, Inc., 4.50%, 12/01/2026 (a)	46,000	44,789
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.40%, 12/01/2026 (a)	47,000	44,854
Ecolab, Inc., 1.65%, 02/01/2027	48,000	44,032
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	44,000	43,375
Georgia-Pacific LLC, 2.10%, 04/30/2027 (a)	49,000	44,872
Glencore Funding LLC, 4.00%, 03/27/2027 (a)	46,000	44,328
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	50,000	44,330
Kinross Gold Corp., 4.50%, 07/15/2027	46,000	44,667
LYB International Finance II BV, 3.50%, 03/02/2027	46,000	43,952
Martin Marietta Materials, Inc., 3.45%, 06/01/2027	47,000	44,757
Mosaic Co., 4.05%, 11/15/2027	46,000	44,164
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (a)	46,707	44,046
Nucor Corp., 4.30%, 05/23/2027	46,000	44,994
Nutrien Ltd., 4.00%, 12/15/2026	45,000	43,541
RPM International, Inc., 3.75%, 03/15/2027	47,000	44,881
Sherwin-Williams Co., 3.45%, 06/01/2027	47,000	44,773
Sonoco Products Co., 2.25%, 02/01/2027	49,000	45,285
Steel Dynamics, Inc., 5.00%, 12/15/2026	45,000	44,633
Suzano International Finance BV, 5.50%, 01/17/2027	44,000	43,511
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (a)	42,000	43,838
Vulcan Materials Co., 3.90%, 04/01/2027	47,000	45,536
WRKCo, Inc., 3.38%, 09/15/2027	47,000	44,290
		1,241,936

Technology - 6.7%
Adobe, Inc., 2.15%, 02/01/2027	48,000	44,687
Analog Devices, Inc., 3.50%, 12/05/2026	45,000	43,369
Apple, Inc., 3.35%, 02/09/2027	47,000	45,237
Applied Materials, Inc., 3.30%, 04/01/2027	47,000	45,084
Autodesk, Inc., 3.50%, 06/15/2027	47,000	44,850
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	45,000	43,450
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	48,000	44,627
Cisco Systems, Inc., 4.80%, 02/26/2027	44,000	43,866
Dell International LLC / EMC Corp., 6.10%, 07/15/2027	43,000	44,030
FactSet Research Systems, Inc., 2.90%, 03/01/2027	48,000	44,837
HP, Inc., 3.00%, 06/17/2027	48,000	44,974
Intel Corp., 3.75%, 08/05/2027	46,000	44,235
Intuit, Inc., 1.35%, 07/15/2027	50,000	44,778
Jabil, Inc., 4.25%, 05/15/2027	47,000	45,356
Micron Technology, Inc., 4.19%, 02/15/2027	45,000	43,693
Microsoft Corp., 3.30%, 02/06/2027	47,000	45,236
NetApp, Inc., 2.38%, 06/22/2027	48,000	43,984
Nokia Oyj, 4.38%, 06/12/2027	45,000	43,737
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.40%, 06/01/2027	44,000	42,908
Oracle Corp., 3.25%, 11/15/2027	47,000	44,159
QUALCOMM, Inc., 3.25%, 05/20/2027	46,000	44,044
Roper Technologies, Inc., 1.40%, 09/15/2027	50,000	44,253
S&P Global, Inc., 2.45%, 03/01/2027	48,000	44,725
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	47,000	45,059
Texas Instruments, Inc., 4.60%, 02/08/2027	44,000	43,730
VMware LLC, 3.90%, 08/21/2027	47,000	44,918
Workday, Inc., 3.50%, 04/01/2027	47,000	44,912
		1,198,738

Utilities - 8.9%
Alabama Power Co., 3.75%, 09/01/2027	47,000	45,221
Ameren Corp., 5.70%, 12/01/2026	44,000	44,251
American Electric Power Co., Inc., 5.75%, 11/01/2027	43,000	43,630
American Water Capital Corp., 2.95%, 09/01/2027	48,000	44,903
APA Infrastructure Ltd., 4.25%, 07/15/2027 (a)	45,000	43,662
Arizona Public Service Co., 2.95%, 09/15/2027	47,000	43,749
Atmos Energy Corp., 3.00%, 06/15/2027	46,000	43,302
Black Hills Corp., 3.15%, 01/15/2027	47,000	44,442
Boston Gas Co., 3.15%, 08/01/2027 (a)	48,000	44,387
CenterPoint Energy Houston Electric LLC, 3.00%, 02/01/2027	47,000	44,529
CMS Energy Corp., 3.45%, 08/15/2027	47,000	44,667
Consolidated Edison Co. of New York, Inc., 3.13%, 11/15/2027	47,000	43,959
DTE Electric Co., 4.85%, 12/01/2026	44,000	43,843
Duke Energy Corp., 3.15%, 08/15/2027	47,000	44,155
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (a)	48,000	44,906
Edison International, 5.75%, 06/15/2027	44,000	44,249
Entergy Louisiana LLC, 3.12%, 09/01/2027	47,000	44,175
Evergy Kansas Central, Inc., 3.10%, 04/01/2027	47,000	44,497
Exelon Corp., 2.75%, 03/15/2027	48,000	44,861
FirstEnergy Corp., 4.15%, 07/15/2027	47,000	44,761
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	46,000	45,411
MidAmerican Energy Co., 3.10%, 05/01/2027	47,000	44,604
National Fuel Gas Co., 3.95%, 09/15/2027	47,000	44,649
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027	44,000	43,720
New York State Electric & Gas Corp., 3.25%, 12/01/2026 (a)	47,000	44,092
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	47,000	44,815
NiSource, Inc., 3.49%, 05/15/2027	47,000	44,708
NSTAR Electric Co., 3.20%, 05/15/2027	47,000	44,707
Pacific Gas and Electric Co., 3.30%, 03/15/2027	48,000	45,325
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	43,000	43,742
Sempra, 3.25%, 06/15/2027	46,000	43,254
Virginia Electric and Power Co., 3.50%, 03/15/2027	47,000	44,971
Vistra Operations Co. LLC, 3.70%, 01/30/2027 (a)	47,000	44,572
WEC Energy Group, Inc., 1.38%, 10/15/2027	51,000	44,938
Wisconsin Power and Light Co., 3.05%, 10/15/2027	48,000	44,939
Xcel Energy, Inc., 1.75%, 03/15/2027	49,000	44,405
		1,599,001
TOTAL CORPORATE BONDS (Cost $17,788,971)		17,676,494

SHORT-TERM INVESTMENTS - 0.2%
Investments Purchased with Proceeds from Securities Lending - 0.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(d)	43,650	43,650
TOTAL SHORT-TERM INVESTMENTS (Cost $43,650)		43,650

TOTAL INVESTMENTS - 98.7% (Cost $17,832,621)		$17,720,144
Money Market Deposit Account - 0.5%(e)		83,623
Other Assets in Excess of Liabilities - 0.8%		137,143
TOTAL NET ASSETS - 100.0%		$17,940,910

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $2,354,154 or 13.1% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $42,503 which represented 0.2% of net assets.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	–	17,676,494	–	17,676,494
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	43,650
Total Investments	–	17,676,494	–	17,720,144

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.